Derivative Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	£ 425	£ 797
Liabilities	314	319
Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	188	251
Liabilities	70	100
Cash flow hedges [member] | Within One Year
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	78	98
Liabilities	33	94
Cash flow hedges [member] | Beyond 5 Years
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	107	143
Liabilities	£ 0	£ 0